Segment Reporting - Information Regarding Results of Reportable Segment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	$ 6,913,039	$ 7,304,626
Fuel surcharge	[1]	971,632	1,092,204
Total revenue	[1]	7,884,671	8,396,830
Operating income (loss)		565,316	718,962
Materials and services expenses		3,897,297	4,171,135
Personnel expenses		2,413,504	2,496,315
Other operating expenses		416,642	435,486
Depreciation and amortization		610,504	582,069
Gain (loss) on sale of land and buildings		92
Gain, net of impairment, on sale of assets held for sale		5,382	(192)
Intangible assets		2,864,436	2,642,933	[2],[3]
Total assets		7,509,235	7,165,826	[2],[3]
Total liabilities		4,831,608	4,492,551	[2],[3]
Additions to property and equipment		272,738	393,301
Operating Segments | Less-Than-Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	2,730,208	3,085,727
Fuel surcharge	[1]	540,306	617,208
Total revenue	[1]	3,270,514	3,702,935
Operating income (loss)		259,953	361,235
Materials and services expenses		1,340,048	1,541,476
Personnel expenses		1,272,225	1,360,982
Other operating expenses		193,664	222,619
Depreciation and amortization		200,461	213,524
Gain (loss) on sale of land and buildings		87
Gain, net of impairment, on sale of assets held for sale		(4,139)	(2,549)
Intangible assets		407,692	396,533	[2]
Total assets		2,491,628	2,618,714	[2]
Total liabilities		759,886	802,778	[2]
Additions to property and equipment		98,201	188,055
Operating Segments | Truckload
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	2,733,421	2,551,540
Fuel surcharge	[1]	363,810	385,765
Total revenue	[1]	3,097,231	2,937,305
Operating income (loss)		220,145	252,434
Materials and services expenses		1,610,728	1,511,418
Personnel expenses		830,124	783,894
Other operating expenses		112,620	94,835
Depreciation and amortization		346,025	307,244
Gain, net of impairment, on sale of assets held for sale		9,521	2,321
Intangible assets		1,521,006	1,511,355	[2]
Total assets		3,374,439	3,393,992	[2]
Total liabilities		792,208	833,332	[2]
Additions to property and equipment		165,111	196,596
Operating Segments | Logistics
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	1,503,929	1,720,976
Fuel surcharge	[1]	78,057	100,735
Total revenue	[1]	1,581,986	1,821,711
Operating income (loss)		131,279	182,364
Materials and services expenses		1,049,527	1,216,026
Personnel expenses		242,246	267,569
Other operating expenses		96,538	95,438
Depreciation and amortization		62,740	60,419
Gain (loss) on sale of land and buildings		5
Gain, net of impairment, on sale of assets held for sale			36
Intangible assets		933,876	734,736	[2]
Total assets		1,379,429	1,098,617	[2]
Total liabilities		428,414	390,525	[2]
Additions to property and equipment		9,151	7,920
Corporate
Disclosure Of Operating Segments [Line Items]
Operating income (loss)		(46,061)	(77,071)
Materials and services expenses		(37,946)	(32,665)
Personnel expenses		68,909	83,870
Other operating expenses		13,820	22,594
Depreciation and amortization		1,278	882
Intangible assets		1,862	309	[2]
Total assets		263,739	54,503	[2]
Total liabilities		2,851,224	2,466,034	[2]
Additions to property and equipment		275	730
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	(54,519)	(53,617)
Fuel surcharge	[1]	(10,541)	(11,504)
Total revenue	[1]	(65,060)	(65,121)
Materials and services expenses		(65,060)	(65,120)
Total liabilities		$ (124)	$ (118)	[2]

[1]	Includes intersegment revenue and intersegment fuel surcharge, which are eliminated in the consolidated results and are not disclosed by reportable segment due to the non-material amounts.
[2]	(2) Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).
[3]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))